Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Right-of-Use Asset and Lease Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Right Of Use Asset And Lease Liabilities Abstract
Right-of-use asset, Beginning balance	R$ 1,441	R$ 2,457
Right-of-use asset, Ending balance	1,435	1,441	2,457
Lease liabilities, Beginning balance	1,587	2,537
Lease liabilities, Ending balance	1,519	1,587	2,537
Acquisitions from business combinations			1,058
Additions	876	113	1,972
Amortization	(862)	(1,129)	(573)
Disposals	(20)
Acquisitions			1,058
Additions	1,341		1,972
Interest accrued	316	175	103
Consideration paid	(1,053)	(1,238)	R$ (596)
Cancellations	(710)
Remeasurement	R$ 38	R$ 113